Schedule of loans and borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Current liabilities	$ 8,171	$ 2,384	$ 5,109
Non-current liabilities	20,915	30,004	23,452
Total	29,086	32,388	28,561
Debtor invoice financing [member
IfrsStatementLineItems [Line Items]
Current liabilities	67	1,329
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities		462	505
Non-current liabilities		1,843	1,959
Shareholder loans [member
IfrsStatementLineItems [Line Items]
Current liabilities	8,104	497	4,285
Non-current liabilities	20,915	28,111	21,121
Chattel mortgage [member]
IfrsStatementLineItems [Line Items]
Current liabilities		89	142
Non-current liabilities		50	264
Financing Agreement [Member]
IfrsStatementLineItems [Line Items]
Current liabilities
Non-current liabilities			108
Bank loan [member]
IfrsStatementLineItems [Line Items]
Current liabilities		7	145
Non-current liabilities
Other borrowings [member]
IfrsStatementLineItems [Line Items]
Current liabilities			$ 32